Stockholders' Equity (Deficiency) (Stock Options Narrative) (Details) (USD $)	4 Months Ended		12 Months Ended			3 Months Ended		4 Months Ended		12 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended		4 Months Ended	12 Months Ended	1 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Dec. 17, 2012	Jul. 31, 2014 Employee [Member]	Jul. 31, 2013 Employee [Member]	Apr. 30, 2013 Employee [Member]	Apr. 30, 2012 Employee [Member]	Apr. 30, 2014 Employee [Member]	Dec. 31, 2012 Employee [Member]	Apr. 30, 2014 Employee [Member] Minimum [Member]	Apr. 30, 2014 Employee [Member] Maximum [Member]	Dec. 31, 2012 Non-employee [Member]	Mar. 31, 2012 Non-employee [Member]	Jul. 31, 2014 Non-employee [Member]	Jul. 31, 2013 Non-employee [Member]	Dec. 31, 2012 Non-employee [Member]	Dec. 31, 2012 Consultant [Member]	Oct. 31, 2012 Consultant [Member]	Apr. 30, 2013 Faculty [Member]	Apr. 30, 2014 Faculty [Member]	Oct. 31, 2012 Issuance One October 2012 [Member]	Oct. 31, 2012 Issuance Two October 2012 [Member]	Oct. 31, 2012 Michael Mathews [Member] Issuance One October 2012 [Member]	Oct. 31, 2012 Michael Mathews [Member] Issuance Two October 2012 [Member]	Oct. 31, 2012 Brad Powers [Member] Issuance One October 2012 [Member]	Oct. 31, 2012 Brad Powers [Member] Issuance Two October 2012 [Member]	Oct. 31, 2012 David Garrity [Member] Issuance One October 2012 [Member]	Oct. 31, 2012 David Garrity [Member] Issuance Two October 2012 [Member]	Oct. 31, 2012 Dr. Gerald Williams [Member] Issuance Two October 2012 [Member]	Nov. 30, 2012 Director [Member]	Jul. 31, 2014 2012 Equity Incentive Plan [Member]	Jul. 02, 2014 2012 Equity Incentive Plan [Member]	May 14, 2013 2012 Equity Incentive Plan [Member]	Jan. 16, 2013 2012 Equity Incentive Plan [Member]	Sep. 28, 2012 2012 Equity Incentive Plan [Member]	Mar. 13, 2012 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan, shares authorized																																	14,300,000	14,300,000	9,300,000	8,000,000	5,600,000	2,500,000
Equity Incentive Plan, shares remaining																																	613,588
Stock options issued during period								658,914		3,778,711	6,777,967				175,000					20,000	75,000		680,692	547,618	288,911	166,666	255,773	166,666	136,008	166,666	47,620	62,857
Issuance of stock options to officers to settle accrued payroll				$ 238,562
Options granted, exercise price								$ 0.35			$ 0.35	$ 0.17	$ 0.35		$ 1.00					$ 0.50					$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Vested options											910,214
Option expiration period								5 years		5 years	5 years				5 years					3 years					5 years	5 years	5 years	5 years	5 years	5 years	5 years
Fair value of stock options granted								79,070		332,545	1,747,007				57,750			95,600		2,000	9,000
Amount of debt forgiven from related party																																22,000
Number of stock options repriced from $1.00 to $0.35					1,705,000
Weighted average grant-date fair value of stock options granted			$ 0.06
Unrecognized compensation cost			767,237			622,536
Weighted average recognition period			1 year 6 months			4 years
Share based compensation expense						96,455	148,608	153,818	81,605		252,057					748	748	95,600			244	2,968
Award Modification, Incremental Compensation Cost														$ 15,750					$ 600